Fees and Expenses - Stringer Tactical Adaptive Risk Fund	Jun. 27, 2025 USD ($)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund.
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section captioned “Purchasing Shares” on page 17 of the Fund’s prospectus and the section captioned “Purchases” beginning on page 33 of the Fund’s statement of additional information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund because of its investments in investment companies and other pooled investment vehicles. The Operating Expenses in this fee table do not correlate to the expenses ratio to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the Fund’s operating expenses and does not include Acquired Fund Fees and Expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
	Class A shares	Class C shares	Institutional Class shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	1.00%[1]	1.00%	None

1.	A Contingent Deferred Sales Charge (“CDSC”) is imposed upon certain redemptions of Class A shares purchased at net asset value in amounts totaling $1 million and the shares are redeemed within one year from the date of purchase. See “CDSC for Certain Purchases of Class A Shares” below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class A shares	Class C shares	Institutional Class shares
Management Fees	0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	1.10%	1.10%	1.10%
Acquired Fund Fees and Expenses[2]	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses[2]	2.56%	3.31%	2.31%
Fee Waivers and Expense Reimbursements[3]	(1.00)%	(1.00)%	(1.00)%
Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements[2]	1.56%	2.31%	1.31%
2.	Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund because of its investments in investment companies and other pooled investment vehicles. The Operating Expenses in this fee table do not correlate to the expenses ratio to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the Fund’s operating expenses and does not include Acquired Fund Fees and Expenses.

3.	Stringer Asset Management, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (but excluding interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, expenditures which are capitalized in accordance with generally accepted accounting principles and, other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to not more than 1.05% until and through at least June 30, 2026. Subject to approval by the Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within three years from the date of the waiver or reimbursement, provided the Fund can make the payment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time of recoupment. The current contractual agreement cannot be terminated before at least one year after the effective date without the Board of Trustees’ approval.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect through and until June 30, 2026. The CDSC is not included in these calculations for Class A Shares. If the CDSC were included, your costs would be higher. See “CDSC for Certain Purchases of Class A Shares” below. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

Expense Example, With Redemption [Table]
Period Invested	1 Year	3 Years	5 Years	10 Years
Class A Shares	$700	$1,213	$1,751	$3,215
Class C Shares	$234	$925	$1,640	$3,536
Institutional Class Shares	$133	$625	$1,144	$2,569

Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended February 28, 2025, the Fund’s portfolio turnover rate was 133% of the average value of its portfolio.

Portfolio Turnover, Rate	133.00%